Intangible Asset - Schedule of Intangible Asset Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset [Abstract]
Net book amount at beginning balance	$ 3,394,645
Additions		3,771,828
Disposal
Amortization	(377,183)	(377,183)
Net book amount ending balance	$ 3,017,462	$ 3,394,645